SUBSEQUENT EVENTS - Redemptions of Shares of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	2 Months Ended	3 Months Ended		12 Months Ended
	Aug. 16, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Redemptions of common stock		$ 19,191	$ 19,514	$ 48,066	$ 84,088	$ 93,830
Subsequent event
Subsequent Event [Line Items]
Redemption of common stock (shares)	1.7
Redemptions of common stock	$ 12,000
Redemption price per Share (usd per share)	$ 7.20
Remaining redemption (shares)	31.1